SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful life
Buildings	30 years
Furniture and equipment	Decline method at 20%
Land	Not depreciated
Computer and software	Decline method at 30%
Leasehold improvement	Straight line over 5 years